Restatement of Previously Issued Interim Condensed Consolidated Financial Statements (Unaudited)	12 Months Ended
Dec. 31, 2024
Restatement of Previously Issued Interim Condensed Consolidated Financial Statements (Unaudited) [Abstract]
RESTATEMENT OF PREVIOUSLY ISSUED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

NOTE 14 — RESTATEMENT OF PREVIOUSLY ISSUED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

In connection with the preparation of the Company’s Consolidated Financial Statements as of and for the fiscal year ended December 31, 2024, the Company discovered that as of and for the three and nine months ended September 30, 2024 it had not appropriately accounted for the fair value of its forward purchase agreement. The error resulted in an overstatement of the loss on change in fair value of its forward purchase agreement of $5,190,631 for the three and nine months ended September 30, 2024 and an overstatement of the forward purchase agreement liability by this amount as of September 30, 2024. There was no deferred tax impact of the error.

The misstatements were material to the previously issued condensed consolidated financial statements of the Company and as a result, the Company has restated its condensed consolidated balance sheet, condensed consolidated statements of operations, condensed consolidated statements of changes in stockholder’s equity, and condensed consolidated statements of cash flows as of and for the three and nine months ended September 30, 2024 presented herein. The restatement includes adjustments to forward purchase agreement liability, change in fair value of forward purchase agreement, accumulated deficit, net loss before income taxes, net loss, net loss attributable to EON Resources, Inc., and net loss per share.

The impact of the correction of the error is summarized below:

Condensed Consolidated Statement of Operations	Three Months Ended September 30, 2024 (Successor)
	As Reported	Adjustment	As Restated

Change in fair value of FPA liability	$(4,209,294)	$5,190,631	$981,337
Total Other Income (expense)	(6,681,902)	5,190,631	(1,491,271)
Loss before income taxes	(4,697,096)	5,190,631	493,535
Net income (loss)	(3,841,171)	5,190,631	1,349,460
Net income (loss) attributable to EON Resources, Inc.	(3,841,171)	5,190,631	1,349,460
Net income (loss) per share of common stock – basic and diluted	$(0.67)	$0.91	$0.24

Condensed Consolidated Statement of Operations	Nine Months Ended September 30, 2024 (Successor)
	As Reported	Adjustment	As Restated

Change in fair value of FPA liability	$(4,534,766)	$5,190,631	$655,865
Total Other Income (expense)	(10,969,550)	5,190,631	(5,778,919)
Loss before income taxes	(11,577,447)	5,190,631	(6,386,816)
Net income (loss)	(9,172,468)	5,190,631	(3,981,837)
Net income (loss) attributable to EON Resources, Inc.	(9,172,468)	5,190,631	(3,981,837)
Net income (loss) per share of common stock – basic and diluted	$(1.67)	$0.95	$(0.73)

Condensed Consolidated Balance Sheet	As of September 30, 2024 (Successor)
	As Reported	Adjustment	As Restated

Forward purchase agreement liability	$5,628,863	$5,190,631	$438,232
Total current liabilities	44,782,226	5,190,631	39,591,595
Total liabilities	79,043,688	5,190,631	73,853,057
Accumulated deficit	(28,291,213)	5,190,631	(23,100,582)
Total stockholders’ deficit attributable to EON Resources, Inc.	(6,425,818)	5,190,631	(1,235,187)
Total stockholders’ equity	24,134,996	5,190,631	29,325,627
Total liabilities and stockholders’ equity	$103,178,684	$5,190,631	$108,369,315

Condensed Consolidated Statement of Cash Flows	Nine Months Ended September 30, 2024 (Successor)
	As Reported	Adjustment	As Restated

Net income (loss)	$(9,172,468)	$5,190,631	$(3,981,837)
Change in fair value of FPA liability	(4,534,766)	5,190,631	655,865
Net cash provided by operating activities	$3,346,362	$-	$3,346,362